Capital structure and financing - C.3.4. Guarantees and pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Pledged deposits	$ 6	$ 0
Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	505	501
Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	1	2
Less than 1 year | Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	15	13
Less than 1 year | Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	1	2
Later than one year and not later than three years | Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	322	70
Later than one year and not later than three years | Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0	0
Later than three years and not later than five years | Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	169	418
Later than three years and not later than five years | Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0	$ 0